7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

December 4, 2019

VIA EDGAR

  U.S. Securities and Exchange Commission

  100 F St. N.E.

  Washington, D.C. 20549

RE:	Voya Variable Portfolios, Inc. (the “Registrant”)

(File Nos. 333-05173; 811-07651)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated November 25, 2019 to Voya RussellTM Large Cap Growth Index Portfolio’s Adviser Class, Class I and Class S shares Prospectus dated May 1, 2019.

The purpose of the filing is to submit the 497(e) filing dated November 25, 2019 in XBRL for Voya RussellTM Large Cap Growth Index Portfolio.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli

Paul A. Caldarelli
Vice President and Senior Counsel
Voya Investment Management